UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                  Boston, MA          February 25, 2013
            -------------                  ----------          -----------------
            [Signature]                    [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      15

Form 13F Information Table Value Total:                   US $63,621 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                           Shares
                                                        CUSIP     Value    or Prn  SH/  Put/ Investment Other    VOTING AUTHORITY
Name of Issuer                          Title of Class  Number    (x$1000) Amount  PRN  Call Discretion Manager SOLE    SHARED  NONE
AMR CORP                                COM             001765106  1,406    63,160 SH        DEFINED    1        63,160       0 0
COMMVAULT SYSTEMS, INC.                 COM             204166102    191    10,304 SH        DEFINED    1             0  10,304 0
ENERPLUS RESOURCES                      COM             29274D604 14,375   304,552 SH        DEFINED    1       304,552       0 0
HAWAIIAN HOLDINGS                       COM             419879101  2,262   534,689 SH        DEFINED    1       534,689       0 0
METROPCS CMMUNICATIONS INC              COM             591708102  5,728   209,965 SH        DEFINED    1             0 209,965 0
NORTHWEST AIRLINES CORP.                COM             667280408    726    40,802 SH        DEFINED    1        40,802       0 0
PETROLEUM GEO-SERVICES-ADR              COM             716599105  1,301    45,489 SH        DEFINED    1        45,489       0 0
PORTLAND GEN ELEC CO                    COM             736508847  5,449   195,945 SH        DEFINED    1       195,945       0 0
RANGE RESOURCES                         COM             75281A109 10,124   248,689 SH        DEFINED    1       248,689       0 0
UAL CORP                                COM             902549807 19,739   424,307 SH        DEFINED    1       424,307       0 0
US AIRWAYS GROUP INC                    COM             90341W108    911    34,783 SH        DEFINED    1        34,783       0 0
VELOCITY EXPRESS CORP                   COM             92257T608    261   493,153 SH        DEFINED    1       493,153       0 0
CHESAPEAKE ENERGY CORP NOTE 2.500% 5/1  NOTE 2.500% 5/1 165167BZ9    306   300,000 PRN       DEFINED    1       300,000       0 0
FREEPORT-MCMORAN COPPER & GO            PFD CONV        35671D782    573     3,700 SH        DEFINED    1         3,700       0 0
NORTHWEST AIRLS CORP                    COM             667280408    270    15,175 SH        DEFINED    1        15,175       0 0